Income Taxes (Details) - Schedule of Components of Loss Before Income Taxes - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Components of Loss Before Income Taxes [Abstract]
Domestic					$ (8,925,899)	$ (20,999,110)
Foreign					(1,586,258)	(1,474,082)
Total	$ (1,499,742)	$ (2,310,655)	$ (3,001,425)	$ (3,637,544)	$ (10,512,157)	$ (22,473,192)